Net Income (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (loss) Per Share
Schedule of reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share

	Year Ended December 31,
	2010	2011	2012
	RMB except share amounts and per share amounts
Basic net income (loss) per share:
Consolidated net income (loss)	62,810	(6,950)	75,636
Less: Amounts allocated to preferred shares for participating rights to dividends	(12,987)	—	—
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Weighted average ordinary shares outstanding — basic	68,124,712	103,584,061	104,115,531
Net income (loss) per share — basic	0.73	(0.07)	0.73

Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders — basic	49,823	(6,950)	75,636
Net income (loss) attributable to ordinary shareholders — diluted	49,823	(6,950)	75,636

Weighted average ordinary shares outstanding — basic	68,124,712	103,584,016	104,115,531
Options	2,379,082	—	924,879
Weighted average ordinary shares outstanding — diluted	70,503,794	103,584,016	105,040,410
Net income (loss) per share — diluted	0.71	(0.07)	0.72